Investments - Residential Mortgage-Backed Securities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Summary of Investment Holdings [Line Items]
Amortized Cost	$ 48,357	$ 49,296
Allowance for Credit Loss	23	9
Gross Unrealized Gains	115	2,777
Gross Unrealized Losses	6,377	611
Fair Value	42,072	51,453
Non-agency RMBS
Summary of Investment Holdings [Line Items]
Amortized Cost	316	360
Allowance for Credit Loss	6	2
Gross Unrealized Gains	19	44
Gross Unrealized Losses	41	2
Fair Value	288	400
Non-agency RMBS | Prime
Summary of Investment Holdings [Line Items]
Amortized Cost	205	227
Allowance for Credit Loss	4	1
Gross Unrealized Gains	2	10
Gross Unrealized Losses	30	2
Fair Value	173	234
Non-agency RMBS | Alt-A
Summary of Investment Holdings [Line Items]
Amortized Cost	84	94
Allowance for Credit Loss	2	1
Gross Unrealized Gains	7	21
Gross Unrealized Losses	10	0
Fair Value	79	114
Non-agency RMBS | Subprime
Summary of Investment Holdings [Line Items]
Amortized Cost	27	39
Allowance for Credit Loss	0	0
Gross Unrealized Gains	10	13
Gross Unrealized Losses	1	0
Fair Value	$ 36	$ 52